Lease Liability (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Summary of Lease Liability

	2021	2022
Due in less than one year	$5,546	$8,474
Due between one and five years	25,151	23,543
Due in more than five years	16,301	13,251
Total	$46,998	$45,268